FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value measures

	Convertible Loans	SAFE Liability
Balance as of January 1, 2022	$-	$26,577
Issuance consideration	7,435	2,350
Changes in fair value	1,674	(2,645)
Balance as of December 31, 2022	$9,109	$26,282
Issuance consideration	495	-
Repayment of principal and accrued interest	(1,384)	-
Changes in fair value	2,158	(10,223)
Balance as of December 31, 2023	$10,378	$16,059

Schedule of measuring the Convertible Loans and SAFEs

	de-SPAC	Staying
	Transactions	Private
	Valuation	Valuations
Key assumptions:	35%	65%

Probability weighting
Time to liquidity (in years)	0.22	0.37
Expected volatility	80%	80%
Risk-free interest rate	5.37%	5.37%
Expected dividend yield	-	-
Equity value (in thousands)	$300,000	$50,640

A summary of significant inputs (Level 3 inputs) used in measuring the Convertible Loans and SAFEs as of December 31, 2022, is as follows:

	Equity	Liquidity
	Financing	Event
	Scenario	Scenario
Key assumptions:

Probability weighting	80%	20%
Time to liquidity (in years)	1.25	0.25
Expected volatility	60%	60%
Risk-free interest rate	5%	4%
Expected dividend yield	0%	0%
Equity value (in thousands)	$151,303	$151,303

Schedule of Contingent Forwards Redeemable Crossover Preferred Shares

	SPAC	Staying	Weighted
	Transaction	Private	Average
	Scenario	Scenario	Value
Probability	35%	65%

Incentive shares	$21,597	$-	$7,559
Redeemable crossover preferred shares	15,675	28,574	24,059
Redeemable crossover preferred - put option	21,326	-	7,464
Fair value of redeemable crossover preferred shares	$58,598	$28,574	$39,082

Schedule of measuring the non-recurring warrants

December 31, 2023
Exercise price	NIS 0.01
Expected term (in years)	3.0 - 4.0
Current price of the underlying share	$2.80
Expected volatility of the underlying share	59.45% - 73.16%
Expected dividend yield on the underlying share	0.0%
Risk-free interest rate	4.12% - 4.04%